Short-Term Loans and Long-Term Debt (Schedule of Long-Term Debt) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Loan from the banks, maturity date after refinancing		Dec. 31, 2021
Loan principle prepaid		¥ 10,000
Loan from the banks	[1]	¥ 344,000	¥ 354,000
Loan from the banks, floating interest rate		0.09%	0.08%
Unused line of credit		¥ 0

[1]	Canon has unsecured revolving credit facility contracts expiring in December 2021. Canon prepaid ¥10,000 million of the loan with cash flows generated during the year ended December 31, 2020. The outstanding loans under the credit facilities are ¥344,000 million at a floating interest of 0.09% and Canon has no unused credit facilities as of December 31, 2020.